ACQUISITION OF REVERA INC. (Valuation of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net book value	$ 15,361	$ 17,906
Revera Inc [Member]
Business Acquisition [Line Items]
Original amount:	22,929	22,929
Accumulated amortization:	7,568	5,023
Net book value	15,361	17,906
Revera Inc [Member] | Technology [Member]
Business Acquisition [Line Items]
Original amount:	12,305	12,305
Accumulated amortization:	3,076	1,318
Revera Inc [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Original amount:	5,191	5,191
Accumulated amortization:	986	199
Revera Inc [Member] | Backlog [Member]
Business Acquisition [Line Items]
Original amount:	3,506	3,506
Accumulated amortization:	3,506	3,506
Revera Inc [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Original amount:	1,927	1,927
Accumulated amortization: